OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978


                   	  Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Floating Rate Fund (RIC-US)
             Schedule of Investments  1/31/10 (unaudited)

       Floating
Shares Rate (b)                                                    Value
             PREFERRED STOCKS - 0.2 %
             Automobiles & Components - 0.1 %
             Auto Parts & Equipment - 0.1 %
1,163        Lear Corp., *                                       $ 81,701
             Total Automobiles & Components                      $ 81,701
             Diversified Financials - 0.1 %
             Diversified Finance Services - 0.1 %
100          Bank of America Corp., 7.25%, 12/31/49              $ 90,500
             Total Diversified Financials                        $ 90,500
             TOTAL PREFERRED STOCKS
             (Cost  $153,574)                                    $172,201

             COMMON STOCKS - 0.5 %
             Automobiles & Components - 0.2 %
             Auto Parts & Equipment - 0.2 %
1,962        Lear Corp., *                                       $134,986
             Total Automobiles & Components                      $134,986
             Real Estate - 0.3 %
             Real Estate Development - 0.3 %
106,253      Newhall Land Development LLC *                      $191,255
             Total Real Estate                                   $191,255
             TOTAL COMMON STOCKS
             (Cost  $211,372)                                    $326,241
Principal
Amount       COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
             Banks - 0.4 %
             Thrifts & Mortgage Finance - 0.4 %
250,000      SBA CMBS Trust, 6.709%, 11/15/36                    $259,063
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $225,470)                                    $259,063

             CORPORATE BONDS - 7.5 %
             Energy - 1.5 %
             Oil & Gas Equipment & Services - 0.7 %
500,000 4.43 Sevan Marine ASA Floating Rate Note 5/14/13 (144A)  $420,000
             Oil & Gas Exploration & Production - 0.8 %
500,000 3.91 SandRidge Energy, Inc., Floating Rate Note, 4/1/14  $457,670
             Total Energy                                        $877,670
             Materials - 0.2 %
             Paper Products - 0.1 %
100,000      Cellu Tissue Holdings, Inc., 11.5%, 6/1/14          $111,000
             Total Materials                                     $111,000
             Capital Goods - 1.0 %
             Aerospace & Defense - 0.5 %
100,000      Aeroflex, Inc., 11.75%, 2/15/15                     $103,000
45,000       DigitalGlobe, Inc., 10.5%, 5/1/14                     48,375
150,000      Spirit Aerosystems, Inc., 7.5%, 10/1/17 (144A)       151,125
                                                                 $302,500
             Building Products - 0.1 %
90,000       USG Corp., 9.75%, 8/1/14 (144A)                     $ 95,400
             Electrical Component & Equipment - 0.3 %
200,000      Coleman Cable, Inc., 9.0%, 2/15/18 (144A)           $197,500
             Total Capital Goods                                 $595,400
             Transportation - 0.0 %
             Airlines - 0.0 %
31,801       Continental Airlines, Inc., 7.461%, 4/1/13          $ 29,893
             Total Transportation                                $ 29,893
             Consumer Durables & Apparel - 0.3 %
             Leisure Products - 0.3 %
200,000      Freedom Group, Inc., 10.25%, 8/1/15                 $211,000
             Total Consumer Durables & Apparel                   $211,000
             Retailing - 0.3 %
             Catalog Retail - 0.3 %
175,000      QVC, Inc., 7.5%, 10/1/19 (144A)                     $179,375
             Total Retailing                                     $179,375
             Health Care Equipment & Services - 0.8 %
             Health Care Facilities - 0.8 %
500,000      HCA, Inc., 7.875%, 2/15/20                          $513,750
             Total Health Care Equipment & Services              $513,750
             Diversified Financials - 0.1 %
             Asset Management & Custody Banks - 0.1 %
90,000       Janus Capital Group, Inc., 6.5%, 6/15/12            $ 90,024
             Total Diversified Financials                        $ 90,024
             Insurance - 1.2 %
             Reinsurance - 1.2 %
250,000 7.19 Blue Fin, Ltd., Floating Rate Note, 4/10/12         $230,025
250,000 8.92 Caelus Re, Ltd., Floating Rate Note, 6/7/11          248,250
250,00010.36 Mystic Re, Ltd., Floating Rate Note, 6/7/11          254,800
                                                                 $733,075
             Total Insurance                                     $733,075
             Real Estate - 0.4 %
             Specialized Real Estate Investment Trust - 0.4 %
250,000      Hospitality Properties Trust, 7.875%, 8/15/14       $269,048
             Total Real Estate                                   $269,048
             Telecommunication Services - 1.5 %
             Integrated Telecommunication Services - 0.9 %
70,000       Frontier Communications Corp., 8.25%, 5/1/14        $ 73,675
500,000      Mastec, Inc., 7.625%, 2/1/17                         480,625
                                                                 $554,300
             Wireless Telecommunication Services - 0.6 %
365,000      Cricket Communications, Inc., 7.75%, 5/15/16        $367,281
             Total Telecommunication Services                    $921,581
             TOTAL CORPORATE BONDS
             (Cost  $4,517,926)                                  $4,531,816

             SENIOR FLOATING RATE LOAN INTERESTS - 80.7 % **
             Energy - 3.2 %
             Oil & Gas Equipment & Services - 1.2 %
237,000 8.00 Hudson Products Holdings, Inc., Term Loan, 8/24/15  $235,815
             Oil & Gas Exploration & Production - 0.7 %
300,000      Denbury Resources, Inc., Term Loan, 1/15/11         $300,000
162,794 4.25 Venoco, Inc., 2nd Lien Term Loan, 5/7/14             150,636
                                                                 $450,636
             Oil & Gas Refining & Marketing - 0.5 %
505,516 8.50 Coffeyville Resources, Tranche D Term Loan, 12/30/13$534,197
             Oil & Gas Storage & Transportation - 0.6 %
410,749 6.75 Atlas Pipeline Partners LP, Term Loan, 7/27/14      $409,717
             Total Energy                                        $1,630,365
             Materials - 6.2 %
             Aluminum - 0.8 %
168,427 2.25 Novelis Corp., U.S. Term Loan, 7/6/14               $160,295
76,555  2.24 Novelis, Inc., Canadian Term Loan, 7/6/14             72,859
                                                                 $233,154
             Construction Materials - 0.8 %
500,000      Summit Materials LLC L+4.75%, 7/7/14                $500,000
             Diversified Chemical - 1.8 %
161,974 7.65 Ashland, Inc., Term B Borrowing Loan, 5/13/14       $177,950
247,475 2.00 Huntsman Corp., New Term B Loan, 4/21/14             237,178
152,883 7.50 Ineos U.S. Finance Corp., Term B2 Facility Loan, 12/ 142,602 152,876 8.00 Ineos U.S. Finance Corp., Term C2 Facility Loan, 12/ 142,595
370,558 7.25 Solutia, Inc., Term Loan, 2/28/14                    376,977
                                                                 $1,077,302
             Paper Packaging - 0.7 %
175,980 6.75 Graham Packaging Co., Term C Loan, 4/5/14           $177,838
17,583  2.50 Graham Packaging Co., Term B Loan, 10/7/11            17,481
263,115 3.00 Graphic Packaging International, Inc., Incremental T 259,240
                                                                 $454,559
             Paper Products - 1.1 %
665,885 2.23 Georgia-Pacific Corp., B2 Term Loan, 12/20/12       $653,983
             Specialty Chemicals - 0.4 %
248,750 6.50 Nalco Co., Term Loan, 5/5/16                        $252,854
             Steel - 0.5 %
487,500 9.25 Niagara Corp., Term Loan, 6/30/14                   $321,750
             Total Materials                                     $3,493,602
             Capital Goods - 7.9 %
             Aerospace & Defense - 3.1 %
295,200 3.56 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14       $276,750
418,438 5.75 Be Aerospace, Inc., Tranche B Term Loan, 7/28/14     422,846
283,064 4.04 Dae Aviation Holding, Tranche B1 Term Loan, 7/31/14  267,023
249,330 3.51 Hunter Defense Technology L+3.25, 8/1/14             231,253
196,447 2.00 Spirit Aerosystems, Inc., Term B1 Loan, 9/30/13      193,193
276,217 4.00 Standard Aero, Ltd., Tranche B2 Loan, 7/31/14        260,565
87,500  5.50 Tasc, Inc., Tranche A Term Loan, 12/18/14             87,938
162,500 5.75 Tasc, Inc., Tranche B Term Loan, 12/18/15            163,583
                                                                 $1,903,151
             Construction & Engineering - 2.3 %
1,000,010.75 Custom Building Products, 2nd Lien Term Loan, 4/20/1$967,500
282,750 6.25 Goodman Global Holdings, Term Loan, 2/13/14          285,694
139,491 2.50 URS Corp., Tranche B Term Loan, 5/15/13              138,061
                                                                 $1,391,255
             Construction & Farm Machinery & Heavy Trucks - 1.6 %
250,00010.00 Accuride Corp., Term Advance Loan, 1/31/12          $250,893
521,590 7.50 Manitowoc Co., Term B Loan, 8/25/14                  520,394
217,150 6.26 Oshkosh Corp., Term B Loan, 12/6/13                  218,421
                                                                 $989,708
             Industrial Machinery - 0.5 %
349,005 5.25 Mueller Water Products, Term B Loan, 5/24/14        $346,562
             Trading Companies & Distributors - 0.3 %
143,095 2.04 Interline Brands, Inc., Delayed Draw Term Loan, 6/23$132,363
37,500  1.98 Interline Brands, Inc., Initial Term Loan, 6/23/13    34,688
                                                                 $167,051
             Total Capital Goods                                 $4,797,727
             Commercial Services & Supplies - 4.7 %
             Commercial Printing - 1.3 %
17,213  4.75 Cenveo Corp., Delayed Draw Term Loan, 6/21/13       $ 17,154
537,293 4.75 Cenveo Corp., Term C Facility Loan, 6/21/13          535,446
249,097 9.00 World Color Corp., Term Advance Loan, 7/10/12        252,419
                                                                 $805,019
             Diversified Commercial Services - 0.4 %
239,704 3.52 Asset Acceptance Capital Corp., Tranche B Term Loan,$232,513
             Diversified Support Services - 1.1 %
346,645 6.75 Allied Security Holdings, Term Loan, 2/20/15        $351,844
250,000 5.50 Language Line Holdings LLC, Term B Loan, 10/29/15    251,250
67,447  3.76 Rental Service Corp., Initial Term Loan, 11/30/13     63,822
                                                                 $666,916
             Environmental & Facilities Services - 1.5 %
250,000 6.00 Advanced Disposal Services Inc L+4.0%,  12/23/14    $250,625
195,057 2.25 Brickman Holdings, Tranche B Term Loan, 1/23/14      185,629
248,750 7.00 Casella Waste Systems, Inc., Term B Loan, 4/9/14     251,238
243,750 2.23 Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/ 209,320
                                                                 $896,812
             Security & Alarm Services - 0.4 %
249,375 6.00 Protection One Alarm Monitoring, Inc., Tranche B-2 T$248,128
             Total Commercial Services & Supplies                $2,849,388
             Transportation - 2.3 %
             Air Freight & Couriers - 0.8 %
88,826  3.23 Ceva Group Plc, EGL Term Loan, 11/4/13              $ 78,167
133,866 3.25 Ceva Group Plc, Additional Pre-Funded Term Loan, 11/ 120,145
365,922 3.23 Ceva Group Plc, U.S. Term Loan, 11/4/15              321,096
                                                                 $519,408
             Airlines - 0.5 %
99,750  8.75 Delta Air Lines, Inc., Term Loan, 9/27/13           $100,847
248,724 3.50 Delta Air Lines, Inc., 2nd Lien Term Loan, 4/30/14   216,546
                                                                 $317,393
             Marine - 0.5 %
383,333 3.51 Horizon Lines LLC, Term Loan, 3.25%, 8/8/12         $323,917
             Railroads - 0.4 %
246,803 2.01 Kansas City Southern Railway Co., Advance Term Loan $239,707
             Total Transportation                                $1,400,425
             Automobiles & Components - 3.6 %
             Auto Parts & Equipment - 2.6 %
746,071 3.00 Allison Transmission, Term Loan, 8/7/14             $686,585
56,696  7.00 Cooper-Standard Automotive, Inc., Tranche E Term Loa  56,377
13,493  7.00 Cooper-Standard Automotive, Inc., Tranche A Term Loa  13,417
31,888  5.10 Cooper-Standard Automotive, Inc., U.S. Revolving Ter  31,708
15,787  7.00 Cooper-Standard Automotive, Inc., Canadian Term Loan  15,699
17,135 7.00 Cooper-Standard Automotive, Inc., Multi-Currency Loa 17,038 102,772 7.00 Cooper-Standard Automotive, Inc., Tranche C Term Loa 102,194 41,142 7.00 Cooper-Standard Automotive, Inc., Tranche B Term Loa 40,911 114,242 7.00 Cooper-Standard Automotive, Inc., Tranche D Term Loa 113,599
92,905  2.17 Federal Mogul Corp., Tranche C Term Loan, 12/29/14    78,970
182,095 2.17 Federal Mogul Corp., Tranche B Term Loan, 12/29/14   154,780
187,500 7.50 Lear Corp., Delayed Draw Term Loan, 10/15/14         189,258
58,736  9.00 Lear Corp., Loan (Second Lien), 11/9/12               59,169
                                                                 $1,559,705
             Automobile Manufacturers - 0.7 %
496,174 3.26 Ford Motor Co., Term Loan, 12/15/13                 $465,252
             Tires & Rubber - 0.3 %
175,000 2.34 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30$163,479
             Total Automobiles & Components                      $2,188,436
             Consumer Durables & Apparel - 0.2 %
             Housewares & Specialties - 0.2 %
123,620 2.75 Jarden Corp., Term B3 Loan, 1/24/12                 $123,156
             Total Consumer Durables & Apparel                   $123,156
             Consumer Services - 3.9 %
             Casinos & Gaming - 1.1 %
281,668 6.00 Fontainebleau Las Vegas, Initial Term Loan, 6/6/14 $ 68,305 140,834 6.00 Fontainebleau Las Vegas, Delayed Draw Term Loan, 6/6 34,152 82,917 2.75 Gateway Casinos & Entertainment, Delayed Draw Term L 75,661 409,375 2.75 Gateway Casinos & Entertainment, Term Advance Loan, 373,555 125,000 9.50 Harrah's Operating Co., Inc., Term B4 Loan, 10/31/16 127,674
                                                                 $679,347
             Education Services - 0.6 %
357,094 7.50 Bright Horizons Family Solutions, Inc., Tranche B Te$358,396
             Hotels, Resorts & Cruise Lines - 0.3 %
165,17010.50 Travelport LLC, Incremental Term Loan, 8/23/13      $165,996
             Leisure Facilities - 0.4 %
250,000 6.50 Universal City Development, Term Loan, 10/29/14     $253,125
             Specialized Consumer Services - 1.5 %
208,274 2.99 Adesa, Inc., Initial Term Loan, 10/21/13            $203,002
695,494 7.00 Web Service Center, Term Loan, 8/28/14               695,494
                                                                 $898,496
             Total Consumer Services                             $2,355,360
             Media - 8.1 %
             Advertising - 0.3 %
172,500 5.50 Lamar Media Corp., Series B Loan, 9/28/12           $172,500
             Broadcasting - 2.0 %
472,560 5.25 Discovery Communications Holding LLC, Term C Loan, 5$478,861
133,672 7.50 FoxCo Acquisition Sub LLC, Term Loan, 7/14/15        127,489
300,000 2.25 Insight Media Holdings, Term B Loan, 4/7/14          290,156
325,000 2.50 Univision Communication, Inc., Initial Term Loan, 9/ 283,888
                                                                 $1,180,394
             Cable & Satellite - 3.3 %
215,808 2.25 Cequel Communications, Term Loan, 11/5/13           $206,037
490,000 2.26 Charter Communications, Inc., New Term Loan, 3/5/14  457,095
480,385 2.48 Knology, Inc., Term Loan, 6/30/12                    465,974
295,500 6.50 MCC Iowa LLC, Tranche E Term Loan, 1/3/16            299,933
496,250 2.76 WideOpenWest LLC, 1st Lien Term Loan, 6/30/14        459,445
100,000 6.73 WideOpenWest LLC, Series A New Term Loan, 6/18/14    100,438
                                                                 $1,988,922
             Movies & Entertainment - 2.1 %
294,629 1.73 AMC Entertainment, Inc., Term Loan, 1/28/13         $288,276
500,000 0.00 Carmike Cinemas, Inc., Initial Term Loan, 1/27/16    500,521
539,791 2.26 LodgeNet Entertainment, Closing Date Loan, 4/4/14    497,620
                                                                 $1,286,417
             Publishing - 0.4 %
260,221 6.75 RH Donnelley, Inc., Tranche D1 Term Loan, 6/30/11   $253,715
             Total Media                                         $4,881,948
             Retailing - 3.1 %
             Catalog Retail - 0.4 %
250,000 3.74 QVC, Inc., Tranche 2W Term Loan, 10/4/11            $250,306
             General Merchandise Stores - 0.8 %
213,424 2.99 Dollar General Corp., Tranche B1 Term Loan, 7/7/14  $211,648
300,000 3.50 Pilot Travel Centers LLC, Term Loan B, 11/24/15      303,321
                                                                 $514,969
             Internet Retail - 0.2 %
161,257 3.51 Ticketmaster Corp., Term B Loan, 7/25/14            $160,451
             Specialty Stores - 1.6 %
661,413 2.48 Sally Holdings LLC, Term B Loan, 11/16/13           $648,681
300,000 4.48 Toys R Us, Inc., Tranche B Term Loan, 7/19/12        300,188
                                                                 $948,869
             Total Retailing                                     $1,874,595
             Food & Drug Retailing - 1.1 %
             Drug Retail - 0.7 %
98,750  6.00 Rite Aid Corp., Tranche 3 Term Loan, 6/4/14         $ 93,792
300,000 9.50 Rite Aid Corp., Tranche 4 Term Loan, 6/10/15         314,625
                                                                 $408,417
             Food Retail - 0.4 %
250,000 2.98 Pinnacle Foods Finance LLC, Term Loan, 4/2/14       $237,383
             Total Food & Drug Retailing                         $645,800
             Food, Beverage & Tobacco - 2.2 %
             Distillers & Vintners - 0.6 %
267,858 1.75 Constellation Brands, Inc., New Tranche B Term Loan,$265,380 132,142 3.00 Constellation Brands, Inc., Extending Tranche B Term 132,307
                                                                 $397,687
             Packaged Foods & Meats - 1.6 %
293,955 1.63 Dean Foods Co., Tranche B Term Loan, 4/2/14         $285,993
65,568  8.00 Dole Food Co., Inc., Tranche B Term Loan, 4/12/13     66,324
55,203  7.89 Dole Food Co., Inc., Credit-Linked Loan, 4/12/13      55,840
197,618 8.00 Solvest, Ltd., Tranche C Term Loan, 4/12/13          199,896
350,000 2.81 Sturm Foods, Inc., Initial Term Loan, 1/31/14        349,417
                                                                 $957,470
             Total Food, Beverage & Tobacco                      $1,355,157
             Household & Personal Products - 3.9 %
             Household Products - 3.4 %
578,341 1.74 Central Garden and Pet Co., Tranche B Term Loan, 9/3$549,424 300,000 5.50 JohnsonDiversey, Inc., Tranche B Dollar Term Loan, 1 304,500 250,000 6.25 Reynolds Group Holdings, Inc., U.S. Term Loan, 11/5/ 253,719
473,493 8.00 Spectrum Brands, Inc., Dollar Term B Loan, 3/30/13   473,493
24,414  8.00 Spectrum Brands, Inc., Letter of Credit Loan, 3/30/1  24,414
156,333 7.38 SRAM LLC, Term Loan, 9/30/14                         156,529
553,053 2.24 Yankee Candle Co., Term Loan, 2/6/14                 536,769
                                                                 $2,298,848
             Personal Products - 0.5 %
300,000 4.26 Revlon Consumer Products Corp., Term Loan, 1/15/12  $295,406
             Total Household & Personal Products                 $2,594,254
             Health Care Equipment & Services - 8.5 %
             Health Care Equipment - 0.0 %
32,297  6.75 Fresenius SE, Tranche B2 Term Loan, 9/10/14         $ 32,580
             Health Care Facilities - 4.0 %
25,156 2.51 CHS/Community Health Systems, Delayed Draw Term Loan$ 23,810 492,169 2.51 CHS/Community Health Systems, Funded Term Loan, 7/25 465,837 243,633 2.24 Hanger Orthopedic Group, Inc., Tranche B Term Loan, 238,304
335,222 2.50 HCA, Inc., Tranche B1 Term Loan, 11/18/13            319,299
166,284 4.01 Healthsouth Corp., Tranche 2 Term Loan, 3/15/14      165,071
487,721 2.09 Psychiatric Solutions, Inc., Term Loan, 7/2/12       471,383
382,161 2.40 Sun Health Care, Term Loan, 4/19/14                  362,193
80,460  2.25 Sun Health Care, Synthetic LC Loan, 4/19/14           76,256
283,961 2.24 United Surgical Partners International, Tranche B Te 266,391 54,519 2.24 United Surgical Partners International, Delayed Draw 51,145
                                                                 $2,439,689
             Health Care Services - 2.7 %
250,000 5.50 Alliance HealthCare Services, Initial Term Loan, 6/2$249,193 294,095 2.48 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4 269,097
59,953  6.75 Fresenius SE, Tranche B1 Term Loan, 9/10/14           60,477
202,035 2.51 Healthsouth Corp., Tranche 1 Term Loan, 3/10/13      197,489
330,000 6.00 RehabCare Group, Inc., Term Loan B, 11/1/15          331,485
500,000 7.00 Rural/Metro Operating Co., LLC, Term Loan, 12/7/14   502,188
                                                                 $1,609,929
             Health Care Supplies - 1.8 %
157,230 3.50 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15      $152,366
38,182  3.50 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15  37,001
437,105 3.25 Biomet, Inc., Dollar Term Loan, 3/25/15              427,133
487,500 2.24 IM US Holdings LLC, 1st Lien Term Loan, 6/26/14      466,781
                                                                 $1,083,281
             Total Health Care Equipment & Services              $5,165,479
             Pharmaceuticals & Biotechnology - 1.2 %
             Biotechnology - 0.6 %
132,203 5.50 Warner Chilcott Corp., Term A Loan, 10/30/14        $132,765
45,000  5.75 Warner Chilcott Corp., Term B-3 Loan, 4/30/15         45,181
66,102  5.75 Warner Chilcott Corp., Term B1 Loan, 4/30/15          66,354
145,424 5.75 Warner Chilcott Corp., Term B2 Loan, 4/30/15         145,978
                                                                 $390,278
             Life Sciences Tools & Services - 0.2 %
96,375  5.25 Life Technologies Corp., Term B Facility Loan, 11/23$ 97,038
             Pharmaceuticals - 0.4 %
240,000 3.55 Mylan Laboratories, U.S. Tranche B Term Loan, 10/2/1$237,633
             Total Pharmaceuticals & Biotechnology               $724,949
             Diversified Financials - 0.9 %
             Consumer Finance - 0.0 %
8,528   7.00 Dollar Financial Corp., Canadian Term Loan, 10/30/12$ 8,286
6,271   7.00 Dollar Financial Corp., Delayed Draw Term Loan, 10/3  6,093
                                                                 $ 14,379
             Diversified Finance Services - 0.2 %
108,555 3.53 Metavante Corp., Term Loan, 11/3/14                 $108,646
             Specialized Finance - 0.7 %
454,768 7.50 Collect Acquisition Corp., Term B Advance Loan, 5/15$450,954
             Total Diversified Financials                        $573,979
             Insurance - 3.1 %
             Insurance Brokers - 2.4 %
244,375 3.25 Alliant Holdings I, Inc., Term Loan, 8/21/14        $231,342
99,750  6.75 HUB International Holdings, Inc., Additional Term Lo  99,210
89,525  2.75 HUB International Holdings, Inc., Delayed Draw Term   83,929
398,284 2.75 HUB International Holdings, Inc., Initial Term Loan, 373,392
686,990 3.01 USI Holdings Corp., Tranche B Term Loan, 5/5/14      633,748
                                                                 $1,421,621
             Multi-Line Insurance - 0.7 %
487,500 2.76 AmWINS Group, Inc., Initial Term Loan, 6/8/13       $452,766
             Total Insurance                                     $1,874,387
             Software & Services - 6.5 %
             Application Software - 1.4 %
494,556 2.24 Nuance Communications, Term Loan, 3/29/13           $478,947
375,000 2.26 Serena Software, Inc., Term Loan, 3/11/13            347,813
                                                                 $826,760
             Data Processing & Outsourced Services - 1.2 %
29,752 4.48 Fidelity National Information, Tranche C Term Loan, $ 29,920 496,193 3.00 First Data Corp., Initial Tranche B2 Term Loan, 9/24 430,206
298,485 2.73 Lender Processing, Term B Loan, 7/1/14               298,734
                                                                 $758,860
             It Consulting & Other Services - 2.2 %
375,155 2.29 Activant Solutions, Inc., Term Loan, 5/2/13         $358,742
37,365 2.64 Keane International, Inc., Synthetic LC Loan, 6/4/13 35,263 485,740 2.51 Keane International, Inc., Closing Date Loan, 6/4/13 458,417 485,000 1.98 SunGard Data Systems, Inc., Tranche A U.S. Term Loan 470,103
                                                                 $1,322,525
             Systems Software - 1.7 %
250,000 8.50 Allen Systems Group, Inc., 1st Lien Term Loan, 10/19$251,719 482,341 2.52 Inverness Medical Innovations, Term Loan (Second Lie 450,989
332,823 6.00 Macrovision Solutions Corp., Term Loan, 5/2/13       334,487
                                                                 $1,037,195
             Total Software & Services                           $3,945,340
             Technology Hardware & Equipment - 4.0 %
             Communications Equipment - 0.9 %
312,211 2.75 Commscope, Inc., Term B Loan, 12/26/14              $307,684
             Electronic Components - 0.7 %
8,906   2.50 Flextronics Semiconductor, A1A Delayed Draw Term Loa$ 8,429
9,071   2.48 Flextronics Semiconductor, A1B Delayed Draw Term Loa  8,586
288,650 2.48 Flextronics Semiconductor, A3 Delayed Draw Term Loan 274,218 130,992 2.49 Flextronics Semiconductor, A Closing Date Loan, 10/1 123,979
                                                                 $415,212
             Electronic Equipment & Instruments - 1.5 %
256,667 3.64 Huawei-3Com Co., Ltd., Tranche B Term Loan, 9/28/12 $249,394
362,843 3.99 Itron, Inc., Dollar Term Loan, 4/18/14               361,209
95,769  7.25 L-1 Identity Solutions Operating Co., Tranche B2 Ter  96,367
237,269 4.48 Scitor Corp., Term Loan, 9/26/14                     209,983
                                                                 $916,953
             Electronic Manufacturing Services - 0.9 %
505,569 5.25 Baldor Electric Co., Term Loan, 1/31/14             $509,336
             Total Technology Hardware & Equipment               $2,149,185
             Semiconductors - 0.7 %
             Semiconductor Equipment - 0.7 %
475,546 1.98 Freescale Semiconductor, Term Loan, 11/29/13        $428,041
             Total Semiconductors                                $428,041
             Telecommunication Services - 3.5 %
             Integrated Telecommunication Services - 2.8 %
41,033  3.24 Telesat Canada, Inc., U.S. Term Loan I, 10/31/14    $ 40,278
477,730 3.24 Telesat Canada, Inc., U.S. Term Loan II, 10/31/14    468,943
249,357 1.99 Time Warner Telecom Holdings, Inc., Term Loan Loan B 243,123
396,939 2.61 West Corp., Term B2 Loan, 10/24/13                   382,904
125,000 3.93 Wind Telecomunicazioni S.p.A., B2 Term Loan, 5/27/13 122,344 125,000 4.93 Wind Telecomunicazioni S.p.A., C2 Term Loan, 5/26/14 122,344
296,971 3.01 Windstream Corp., Tranche B2 Term Loan, 12/17/15     294,744
                                                                 $1,674,680
             Wireless Telecommunication Services - 0.7 %
243,703 2.54 MetroPCS Wireless, Inc., Tranche B Term Loan, 11/3/1$236,032 234,848 2.75 Stratos Global Corp., Term B Facility Loan, 2/13/12 231,913
250,000 6.00 TowerCo Finance LLC, Term Loan, 11/24/14             253,438
                                                                 $721,383
             Total Telecommunication Services                    $2,396,063
             Utilities - 2.4 %
             Electric Utilities - 1.0 %
743,103 3.73 Texas Competitive Electric Holdings, Initial Tranche$610,376
             Independent Power Producer & Energy Traders - 1.4 %
533,404 3.14 Calpine Corp., 1st Priority Term Loan, 3/29/14      $505,400
91,980  2.25 Mach Gen LLC, Synthetic LC Loan, 2/22/13              85,542
149,729 2.00 NRG Energy, Inc., Term Loan, 2/1/13                  145,237
88,122  0.16 NRG Energy, Inc., Credit Linked Term Loan, 2/1/13     85,479
                                                                 $821,658
             Total Utilities                                     $1,432,034
             TOTAL SENIOR FLOATING RATE LOAN INTERESTS
             (Cost  $48,754,919)                                 $48,879,670

             TEMPORARY CASH INVESTMENTS - 12.3 %
             Repurchase Agreements - 12.3 %
3,735,000    Deutsche Bank, 0.12%, dated 1/29/10, repurchase price of
             $3,7.5,000 plus accrued interest on 2/1/10 collateralized by
             $3,809,700 Federal National Mortgage Association, 6.5-7.0%,
             5/1/37-9/1/37                                       $3,735,000

3,735,000    JPMorgan, 0.11%, dated 1/29/10, repurchase price
             of $3,735,000 plus accrued interest on 2/1/10 collateralized by $3,809,793 Freddie Mac Giant, 5.0-6.0%, 5/1/23-9/ 3,735,000
             Total Repurchase Agreements                         $7,470,000
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $7,470,000)                                  $7,470,000

             TOTAL INVESTMENT IN SECURITIES - 101.8%
             (Cost  $61,333,262) (a)                             $61,638,991

             OTHER ASSETS AND LIABILITIES - (1.8)%               $(1,079,754)

             TOTAL NET ASSETS - 100.0%                           $60,517,259

* Senior floating rate loan interests in which the Fund invests generally pay interest rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major
          United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2010, the value of these securities amounted to $1,345,900 or 2.2% of total net assets.

(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $61,333,262 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost           $2,489,868

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value          (2,226,117)

             Net unrealized gain                                 $263,751

(b)          Debt obligation with a variable interest rate.
             Rate shown is rate at period end.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:
                                  Level 1     Level 2    Level 3    Total
Collateralized Mort Oblig           $0       $259,063      $0     $259,063
Preferred stocks               172,201           0          0      172,201
Corporate bonds                      0      4,531,816       0    4,531,816
Common Stocks                  134,986        191,255       0      326,241
Floating rate loan interests         0     48,879,670       0   48,879,670
Temporary cash investments           0      7,470,000       0    7,470,000
Total                         $307,187    $61,331,804      $0  $61,638,991


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.